Income tax and deferred taxes - Income Tax (Expenses) Benefit for Foreign and Domestic Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	$ (1,530,360)	$ (2,003,190)	$ (276,779)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	(346,391)	430,978	27,763
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
Foreign countries
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	(120,893)	(213,060)	(46,748)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	(34,014)	(21,338)	(6,679)
Country of domicile
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	(1,409,467)	(1,790,130)	(230,031)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	(312,377)	$ 452,316	$ 34,442
Country of domicile | Specific mining tax to lithium mining
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	$ (1,089,500)